Discontinued operations - Summary Of income Statements In Respect OF Discontinued Operation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Net loss from discontinued operations	¥ (100,267)	$ (15,734)	¥ (954,327)	¥ (141,078)
Academic After School Tutoring Business [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues	1,338,563		640,709	97,473
Cost of revenues	(421,190)		(293,860)	(61,896)
Gross profit	917,373		346,849	35,577
Operating expenses:
Sales and marketing expenses	(862,153)		(1,223,414)	(167,136)
Research and development expenses	(97,521)		(52,409)	(5,472)
General and administrative expenses	(57,966)		(25,353)	(4,047)
Total operating expenses	(1,017,640)		(1,301,176)	(176,655)
Loss from operations	(100,267)		(954,327)	(141,078)
Net loss from discontinued operations	¥ (100,267)		¥ (954,327)	¥ (141,078)